Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Dec. 31, 2023 | $			$ 20		$ 15,686		$ (18)		$ (101)		$ 1,126		$ 16,713
Balance, shares at Dec. 31, 2023	[1]	5,006,666	5,006,666
Treasury stock balance, shares at Dec. 31, 2023						(9,952)	(9,952)
Net income (loss) | $											598		598
Foreign currency translation adjustment | $									(29)				(29)
Balance at Jun. 30, 2024 | $			$ 20		15,686		$ (18)		(130)		1,724		17,282
Balance, shares at Jun. 30, 2024	[1]	5,006,666	5,006,666
Treasury stock balance, shares at Jun. 30, 2024						(9,952)	(9,952)
Balance at Dec. 31, 2024 | $			$ 21		15,508		$ (66)		(128)		1,158		$ 16,493
Balance, shares at Dec. 31, 2024	[1]	5,306,666	5,306,666
Treasury stock balance, shares at Dec. 31, 2024						(46,406)	(46,406)					46,406	46,406
Net income (loss)											(832)	$ (654)	$ (832)
Foreign currency translation adjustment									45			35	45
Balance at Jun. 30, 2025		$ 17	$ 21	$ 12,193	$ 15,508	$ (52)	$ (66)	$ (65)	$ (83)	$ 256	$ 326	$ 12,349	$ 15,706
Balance, shares at Jun. 30, 2025	[1]	5,306,666	5,306,666
Treasury stock balance, shares at Jun. 30, 2025						(46,406)	(46,406)					46,406	46,406

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the unaudited interim condensed consolidated financial statements